Provisions and other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Provisions and other current liabilities [line items]
Taxes other than income taxes	$ 528		$ 660
Restructuring provisions	507		153
Accrued expenses for goods and services received but not invoiced	970		977
Accruals for royalties	651		586
Accrued interests on financial debt	156		145
Provisions for deductions from revenue	5,262		4,672	$ 4,183	$ 3,790
Accurals for compensation and benefits including social security	2,527		2,327
Environmental remediation liabilities	58		55	65
Deferred income	236		305
Provisions for product liabilities, governmental investigations and other legal matters	126		121	131
Accrued share-based payments	273		261	$ 199
Contingent considerations	33		44
Commitment for repurchase own shares	284
Other payables	673		897
Total provisions and other current liabilities	$ 12,284	$ 11,196	$ 11,203